UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kochis Fitz
Address: 60 Spear Street, Suite 1100

         San Francisco, CA  94105

13F File Number:  028-11864

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael H. Kossman
Title:     Chief Operating Officer
Phone:     415.394.6670

Signature, Place, and Date of Signing:

     Michael H. Kossman     San Francisco, CA     November 13, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $325,850 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                 DJAIG CMDTY 36  06738C778     3518    65416 SH       SOLE                    65416        0        0
BARCLAYS BK PLC                 GSCI TTL RET36  06738C794     3045    63813 SH       SOLE                    63813        0        0
BERKSHIRE HATHAWAY INC DEL      CL B            084670207    54281    13735 SH       SOLE                    13735        0        0
BERKSHIRE HATHAWAY INC DEL      CL A            084670108     3555       30 SH       SOLE                       30        0        0
EXXON MOBIL CORP                COM             30231G102      542     5861 SH       SOLE                     5861        0        0
GENERAL ELECTRIC CO             COM             369604103      958    23138 SH       SOLE                    23138        0        0
GOLDMAN SACHS GROUP INC         SP ENHCMD37ETN  38144L852    73327  1293243 SH       SOLE                  1293243        0        0
ISHARES TR                      RUSSELL1000GRW  464287614     4880    79060 SH       SOLE                    79060        0        0
ISHARES TR                      S&P MIDCAP 400  464287507      238     2698 SH       SOLE                     2698        0        0
ISHARES TR                      S&P MIDCP VALU  464287705      841    10000 SH       SOLE                    10000        0        0
ISHARES TR                      S&P 500 INDEX   464287200    28446   185957 SH       SOLE                   185957        0        0
ISHARES TR                      RUSSELL 1000    464287622    15315   184646 SH       SOLE                   184646        0        0
ISHARES TR                      MSCI EAFE IDX   464287465    15718   190312 SH       SOLE                   190312        0        0
ISHARES TR                      RUSSELL1000VAL  464287598     4832    56224 SH       SOLE                    56224        0        0
ISHARES TR                      RUSSELL 2000    464287655     2559    31965 SH       SOLE                    31965        0        0
ISHARES TR                      RUSL 2000 VALU  464287630      692     9000 SH       SOLE                     9000        0        0
ISHARES TR                      MSCI EMERG MKT  464287234    11434    76510 SH       SOLE                    76510        0        0
ISHARES TRUST                   RSSL MCRCP IDX  464288869      230     3981 SH       SOLE                     3981        0        0
ISHARES TRUST                   MSCI VAL IDX    464288877      483     6187 SH       SOLE                     6187        0        0
KAYNE ANDERSON MLP INVSMNT C    COM             486606106     8861   281300 SH       SOLE                   281300        0        0
SPDR INDEX SHS FDS              DJWS INTL REAL  78463X863     3614    56246 SH       SOLE                    56246        0        0
SPDR INDEX SHS FDS              S&P INTL SMLCP  78463X871     1529    41396 SH       SOLE                    41396        0        0
SPDR TR                         UNIT SER 1      78462F103    83882   549757 SH       SOLE                   549757        0        0
VANGUARD INDEX FDS              SM CP VAL ETF   922908611      868    12248 SH       SOLE                    12248        0        0
VANGUARD INTL EQUITY INDEX F    EMR MKT ETF     922042858     1181    11376 SH       SOLE                    11376        0        0
VANGUARD INTL EQUITY INDEX F    ALLWRLD EX US   922042775     1021    17106 SH       SOLE                    17106        0        0